FINANCIAL INSTRUMENTS - Hedge accounting (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($) $ / $	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Hedge accounting
Annual rate of interest			100.00%	100.00%			100.00%		100.00%
Gains recognized on change in fair value of derivatives	$ 2,747	$ 2,705
Losses recognized on change in fair value of derivatives	$ 1,092	$ 50,398
Cash flow hedges | SOFR hedges
Hedge accounting
Principal residual nominal value								$ 184.5
Cash flow hedges | SOFR hedges | Hedge one
Hedge accounting
Annual rate of interest								3.605%
Cash flow hedges | SOFR hedges | Hedge two
Hedge accounting
Annual rate of interest								3.912%
Cash flow hedges | SOFR hedges | Hedge three
Hedge accounting
Annual rate of interest								3.895%
Cash flow hedges | LIBOR Hedges | IFC Loan
Hedge accounting
Principal residual nominal value											$ 400.0
Cash flow hedges | LIBOR Hedges | IIC Loan
Hedge accounting
Principal residual nominal value											100.0
Cash flow hedges | LIBOR Hedges | NDF
Hedge accounting
Principal residual nominal value											$ 440.0
Cash flow hedges | LIBOR Hedges | NDF | Minimum
Hedge accounting
Annual rate of interest											2.085%
Cash flow hedges | LIBOR Hedges | NDF | Maximum
Hedge accounting
Annual rate of interest											2.4525%
Cash flow hedges | Exchange Rate Hedges | NDF
Hedge accounting
Principal residual nominal value			$ 752.0	$ 752.0	$ 262.0	$ 262.0	$ 50.0		¥ 20	¥ 15
Average exchange rate as a result of hedge	1,004		279.8	37	166.1	27.8